Transactions with related parties and affiliated entities - Additional information (Detail) - PEN (S/)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Direct loans to employees, directors and officers	S/ 235,235,000	S/ 209,671,000
Financial assets at fair value through profit or loss	1,919,768,000	1,714,641,000
Mutual Fund Investment [Member]
Disclosure of transactions between related parties [line items]
Financial assets at fair value through profit or loss	S/ 2,364,000	S/ 7,358,000